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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 11/02/01
PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON 11/14/02.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2001

Check here if Amendment: [ X ]      Amendment number:   [ 1 ]

This Amendment (check only one):
         [   ]   is a restatement.
         [ X ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Noesis Corporation
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04193

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Vice President and Chief Financial Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -----------------------------------------------
                  Newport Beach, California      October 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       1



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                              FORM 13F SUMMARY PAGE
                               NOESIS CORPORATION.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 63

Form 13F Information Value Total (thousands): $25,811


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                                                         Noesis Corporation
                                                              FORM 13F
                                                         September 28, 2001

                                  Voting Authority
                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      262    32100 SH       Sole                    32100
AGNICO EAGLE MINES LTD         COM              008474108      176    17000 SH       Sole                    17000
AIRBORNE FREIGHT CORP          COM              009269101      199    20800 SH       Sole                    20800
ALBERTO-CULVER CLASS A         COM              013068200      204     6200 SH       Sole                     6200
ALLEGHENY TECHNOLOGIES INC     COM              01741r102      263    19700 SH       Sole                    19700
ARCHER-DANIELS-MIDLAND CO      COM              039483102      778    61815 SH       Sole                    61815
AUTOMATIC DATA PROCESSING INC  COM              053015103      343     7300 SH       Sole                     7300
AVISTA CORP                    COM              05379b107      271    19900 SH       Sole                    19900
Americredit Corp.              COM              03060r101      778    24600 SH       Sole                    24600
B F GOODRICH CO                COM              382388106      806    41400 SH       Sole                    41400
BJ SVCS CO COM                 COM              055482103      886    49800 SH       Sole                    49800
BROADWING INC                  COM              111620100      505    31400 SH       Sole                    31400
CALLAWAY GOLF CO               COM              131193104      593    46300 SH       Sole                    46300
CNF TRANSPORTATION INC         COM              12612w104      226     9900 SH       Sole                     9900
CONSTELLATION ENERGY GROUP INC COM              210371100      201     8300 SH       Sole                     8300
DAIMLERCHRYSLER A.G. COM       COM              d1668r123      872    29100 SH       Sole                    29100
EASTMAN CHEMICAL CO            COM              277432100      548    15100 SH       Sole                    15100
EL PASO ENERGY CORP            COM              28336l109      324     7800 SH       Sole                     7800
ENRON CORP                     COM              293561106      354    13000 SH       Sole                    13000
ENZO BIOCHEM INC               COM              294100102      173    10200 SH       Sole                    10200
ETHAN ALLEN INTERIORS INC      COM              297602104      316    11500 SH       Sole                    11500
EXIDE CORP                     COM              302051107       85    22500 SH       Sole                    22500
FIRST DATA CORP                COM              319963104      763    13100 SH       Sole                    13100
FRANKLIN RES INC COM           COM              354613101      392    11300 SH       Sole                    11300
GAP INC DEL COM                COM              364760108      174    14600 SH       Sole                    14600
GTECH HOLDINGS CORP            COM              400518106      366    10600 SH       Sole                    10600
H J HEINZ CO                   COM              423074103      426    10100 SH       Sole                    10100
HALLIBURTON CO                 COM              406216101      446    19800 SH       Sole                    19800
HOME DEPOT INC COM             COM              437076102      341     8900 SH       Sole                     8900
ILLINOIS TOOL WORKS INC        COM              452308109      319     5900 SH       Sole                     5900
IONICS INC COM                 COM              462218108      201     9100 SH       Sole                     9100
J P MORGAN & CO INC            COM              46625h100      673    19700 SH       Sole                    19700
LIMITED INC                    COM              532716107      327    34400 SH       Sole                    34400
LIZ CLAIBORNE INC              COM              539320101      320     8500 SH       Sole                     8500
LONGVIEW FIBRE CO              COM              543213102      429    42500 SH       Sole                    42500
LOUISIANA PACIFIC CORP         COM              546347105       66    10200 SH       Sole                    10200
LSI LOGIC CORP COM             COM              502161102      799    68000 SH       Sole                    68000
MAYTAG CORP                    COM              578592107      397    16100 SH       Sole                    16100
MCDONALDS CORP COM             COM              580135101      228     8400 SH       Sole                     8400
MDU RES GROUP INC COM          COM              552690109      341    14600 SH       Sole                    14600
MEREDITH CORP                  COM              589433101      591    18400 SH       Sole                    18400
MERRILL LYNCH & CO INC         COM              590188108      231     5700 SH       Sole                     5700
MICRON TECHNOLOGY INC          COM              595112103      313    16600 SH       Sole                    16600
OMNICARE INC COM               COM              681904108      485    22200 SH       Sole                    22200
ORGANOGENESIS INC              COM              685906109      163    27800 SH       Sole                    27800
PINNACLE WEST CAPITAL CORP     COM              723484101      611    15400 SH       Sole                    15400
POLARIS INDUSTRIES INC         COM              731068102      430    11200 SH       Sole                    11200
POLYONE CORP                   COM              73179p106      112    14300 SH       Sole                    14300
POTASH CORP OF SASKATCHEWAN IN COM              73755l107      267     4800 SH       Sole                     4800
RAYTHEON CO-CL B               COM              755111408     1119    32200 SH       Sole                    32200
ROBERT HALF INTL INC COM       COM              770323103      596    29800 SH       Sole                    29800
RTI INTERNATIONAL METALS INC   COM              74973w107      164    19700 SH       Sole                    19700
SAKS INC                       COM              79377w108       50    10000 SH       Sole                    10000
SAN JUAN BASIN ROYALTY TR-UBI  COM              798241105      238    23100 SH       Sole                    23100
SONY CORP-ADR NEW              COM              835699307      322     9700 SH       Sole                     9700
ST JOE CO                      COM              790148100      476    18400 SH       Sole                    18400
TERADYNE INC COM               COM              880770102      484    24800 SH       Sole                    24800
TOYS R US INC                  COM              892335100      484    28100 SH       Sole                    28100
UNITED DOMINION REALTY TRUST I COM              910197102      206    14400 SH       Sole                    14400
UNIVERSAL CORP-VA              COM              913456109      364    10900 SH       Sole                    10900
UNUMPROVIDENT CORP             COM              91529y106      477    18900 SH       Sole                    18900
WM WRIGLEY JR CO               COM              982526105      780    15200 SH       Sole                    15200
BRITISH TELECOMMUNICATIONS PLC ADR              111021408      675    13200 SH       Sole                    13200
REPORT SUMMARY                 63 DATA RECORDS               25811        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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